Trade And Unbilled Receivables And Contract Assets, Net - Schedule of changes in the allowance for credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, allowance for credit loss, beginning balance	$ 16,192	$ 10,557
Current period provision for expected credit loss	65	2,149
Write-off charges against the allowance for expected credit losses	(5,950)	(1,998)
Accounts receivable, allowance for credit loss, ending balance	10,307	16,192
Accounting Standards Update 2016-13
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, allowance for credit loss, beginning balance	$ 0	5,484
Accounts receivable, allowance for credit loss, ending balance		$ 0